Contracts in Progress	12 Months Ended
Dec. 31, 2021
Disclosure Of Revenue From Contracts With Customers [Abstract]
Contracts in Progress	Contracts in Progress
Contract Assets and Liabilities
Certain customer contracts that the Partnership enters into will result in situations where the customer will pay consideration for performance to be provided in the following month or months. These receipts are a contract liability and are presented within accounts payable and other as deferred revenues until performance is provided. In other cases, the Partnership will provide performance in the month or months prior to it being entitled to invoice for such performance. This results in such receipts being reflected as a contract asset that is presented within other assets. In addition to these short-term timing differences between the timing of revenue recognition and when the entity’s right to consideration in exchange for goods or services is unconditional, the Partnership has long-term charter arrangements whereby it has received payments that are larger in the early periods of the arrangements and long-term charter arrangements whereby it will receive payments that are larger in the latter periods of the arrangements. The following table presents the contract assets and contract liabilities on the Partnership's consolidated statements of financial position associated with these long-term charter arrangements from contracts with customers:

	December 31, 2021	December 31, 2020
	$	$
Contract assets
Current	24,916	18,958
Non-current	37,597	48,288
	62,513	67,246
Contract liabilities
Current	55,617	91,392
Non-current	358	11,616
	55,975	103,008
During the year ended December 31, 2021, the Partnership recognized revenue of $85.6 million, which was included in contract liabilities on December 31, 2020.
Contract Costs
In certain cases, the Partnership incurs pre-operational costs that relate directly to a specific customer contract and that generate or enhance resources of the Partnership to satisfy future performance obligations, and where such costs are expected to be recovered via the customer contract. These costs include costs incurred to mobilize an offshore asset to an oil field, pre-operational costs incurred to prepare for commencement of operations of an offshore asset or costs incurred to reposition a vessel to a location where a charterer will take delivery of the vessel. In certain cases, the Partnership will need to make judgments about whether costs relate directly to a specific customer contract and whether costs were factored into the pricing of a customer contract and thus expected to be recovered. Such deferred costs are amortized into direct operating costs over the duration of the customer contract. Amortization of such costs for the Partnership for the years ended December 31, 2021, 2020 and 2019 were $19.3 million, $21.4 million and $20.9 million, respectively.

The balances of assets recognized from the costs to fulfill a contract with a customer classified as other assets, split between current and non-current portions, on the Partnership's consolidated statements of financial position, by main category, excluding balances in the Partnership’s equity-accounted investments, are as follows:

	December 31, 2021	December 31, 2020
	$	$
Pre-operational costs	2,803	7,750
Offshore asset mobilization costs	8,978	21,509
Vessel repositioning costs	10,583	11,565
	22,364	40,824
Revenues
a)Revenues by type

The Partnership’s primary source of revenues is chartering its vessels and offshore units to its customers. The Partnership utilizes five primary forms of contracts, consisting of FPSO contracts, CoAs, time-charter contracts, bareboat charter contracts and voyage charter contracts. All of the
Partnership's revenues relate to services transferred over a period of time. During the year ended December 31, 2021, the Partnership also generated revenues from the operation of VOC systems on certain of the Partnership’s shuttle tankers, and from the management of two FPSO units (December 31, 2020 - three FPSO units and one FSO unit, December 31, 2019 - three FPSO units, one FSO unit and two shuttle tankers) on behalf of the disponent owners or charterers of these assets.
The following tables contain the Partnership’s revenue for the years ended December 31, 2021, 2020 and 2019, by contract type and by segment:

Year Ended December 31, 2021	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Corporate/Eliminations(1)	Total
Revenues from contracts with customers
FPSO contracts	145,461	—	—	—	—	—	145,461
CoAs	—	85,190	—	—	—	—	85,190
Time charters	—	96,196	32,323	—	—	(487)	128,032
Bareboat charters	—	—	—	—	—	—	—
Voyage charters	—	—	—	—	79,913	(8,821)	71,092
Management fees and other	150,274	14,417	1,843	895	221	761	168,411
	295,735	195,803	34,166	895	80,134	(8,547)	598,186
Other revenues
FPSO contracts	194,143	—	—	—	—	—	194,143
CoAs	—	121,872	—	—	—	—	121,872
Time charters	—	160,767	39,966	—	—	—	200,733
Bareboat charters	—	9,604	1,273	—	—	—	10,877
Voyage charters	—	25,449	—	—	—	—	25,449
	194,143	317,692	41,239	—	—	—	553,074
Total revenues	489,878	513,495	75,405	895	80,134	(8,547)	1,151,260
(1) Includes revenues earned between segments of the Partnership, during the year ended December 31, 2021

Year Ended December 31, 2020	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Corporate/Eliminations(1)	Total
Revenues from contracts with customers
FPSO contracts	156,804	—	—	—	—	—	156,804
CoAs	—	83,676	—	—	—	—	83,676
Time charters	—	92,066	25,566	—	—	—	117,632
Bareboat charters	—	—	—	—	—	—	—
Voyage charters	—	1,637	—	—	45,851	(5,564)	41,924
Management fees and other	134,019	7,118	4,153	1,828	140	—	147,258
	290,823	184,497	29,719	1,828	45,991	(5,564)	547,294
Other revenues
FPSO contracts	192,474	—	—	—	—	—	192,474
CoAs	—	145,804	—	—	—	—	145,804
Time charters	—	152,866	71,052	—	—	—	223,918
Bareboat charters	—	21,679	13,096	—	—	—	34,775
Voyage charters	—	37,845	—	—	—	—	37,845
	192,474	358,194	84,148	—	—	—	634,816
Total revenues	483,297	542,691	113,867	1,828	45,991	(5,564)	1,182,110
(1) Includes revenues earned between segments of the Partnership, during the year ended December 31, 2020.

Year Ended December 31, 2019	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Total
Revenues from contracts with customers
FPSO contracts	192,573	—	—	—	—	—	192,573
CoAs	—	83,522	—	—	—	—	83,522
Time charters	—	110,951	47,106	—	—	—	158,057
Bareboat charters	—	—	—	—	—	—	—
Voyage charters	—	5,542	—	—	74,726	7,972	88,240
Management fees and other	71,295	9,289	3,177	2,940	—	—	86,701
	263,868	209,304	50,283	2,940	74,726	7,972	609,093
Other revenues
FPSO contracts	213,728	—	—	—	—	—	213,728
CoAs	—	104,756	—	—	—	—	104,756
Time charters	—	182,143	74,656	—	—	—	256,799
Bareboat charters	—	34,611	15,178	—	—	—	49,789
Voyage charters	—	18,773	—	—	—	—	18,773
	213,728	340,283	89,834	—	—	—	643,845
Total revenues	477,596	549,587	140,117	2,940	74,726	7,972	1,252,938

b)Finance leases
Leasing of certain vessels and equipment and VOC equipment are accounted for as finance leases.
During the year ended December 31, 2021, the Partnership recorded finance income of $4.5 million on its investment in finance leases (December 31, 2020 - $3.4 million, December 31, 2019 - $0.4 million).
As at December 31, 2021, the minimum lease payments receivable under the Partnership's finance leases approximated $63.4 million (December 31, 2020 - $76.2 million), including unearned income of $11.8 million (December 31, 2020 - $16.3 million). As at December 31, 2021, future scheduled payments under the finance leases to be received by the Partnership were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Finance leases	63.4	12.8	12.1	11.5	11.5	11.5	4.0

c)Operating leases
As at December 31, 2021, the carrying amount of the Partnership's vessels and equipment subject to operating leases in which the Partnership is a lessor was $2.5 billion (December 31, 2020 - $2.7 billion). As at December 31, 2021, the undiscounted contractual earnings receivable of the Partnership’s operating leases by expected period of receipt were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Operating leases	1,827.8	544.5	252.2	174.0	149.9	146.6	560.6